Share-Based Payments (Details) - Schedule of Share-Based Payments - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Schedule of Share Based Payments [Line Items]
Share-based compensation expense	$ 2,116	$ 531	$ 5,584	$ 2,092	$ (2,149)	$ (1,063)
General and administrative [Member]
Schedule of Share Based Payments [Line Items]
Share-based compensation expense	$ 2,116	$ 531	$ 5,584	$ 2,092	$ (2,149)	$ (1,063)